Financial assets at amortized cost - Summary of maturity analysis of finance lease payments receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 11,316,705	$ 8,650,914
Present value of minimum lease payments	6,388,015	5,673,027
Principal [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	6,211,711	5,497,098
Interest accrued [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	176,304	175,929
Up to 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	3,282,675	2,778,486
Present value of minimum lease payments	1,388,031	1,564,448
From 1 to 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	8,034,030	5,872,428
Present value of minimum lease payments	$ 4,999,984	$ 4,108,579